                                                             FORM 13F

Page  1 of 5

                                  Name of Reporting Manager:  Heitman/PRA Securities Advisors LLC
                                                              -----------------------------------
---------------------------------------------------------------------------------------------------------------------------------
                                               4                            Item 5:               Item 6:
      Item 1:                     Item 2:         Item 3:      Item 4:    Shares of         Investment Discretion
  Name of Issuer              Title of Class      CUSIP     Fair Market    Principal               (b) Shared-     (c)
                                                  Number       Value        Amount      (a) Sole    As Defined   Shared
                                                                                                   in Instr. V    Other
---------------------------------------------------------------------------------------------------------------------------------
AMB Property Corp             Common            00163T109   $  8,129,000      383,649     383,649
                              Stock
---------------------------------------------------------------------------------------------------------------------------------
Amli Residential              common shares     001735109   $  1,926,000       91,700      91,700
Propeties, Inc.               beneficial
                              interest
---------------------------------------------------------------------------------------------------------------------------------
Apartment Investment &        Common            03748R101   $ 20,718,000      541,640     541,640
Management Company            Stock
---------------------------------------------------------------------------------------------------------------------------------
Archstone Communities Trust   Common            039581103   $ 24,931,000    1,262,314   1,262,314
                              Stock
---------------------------------------------------------------------------------------------------------------------------------
Arden Realty                  Common            039793104   $ 18,874,000      867,776     867,776
                              Stock
---------------------------------------------------------------------------------------------------------------------------------
Bedford Property              Common            076446301   $ 24,792,000    1,469,136   1,469,136
Investor                      Stock
---------------------------------------------------------------------------------------------------------------------------------
BRE Properties                Shares of Class   05564E106   $    378,000       15,800      15,800
                              A Common
                              Stock
---------------------------------------------------------------------------------------------------------------------------------
Burnham Pacific               Common            12232C108   $    167,000       15,300      15,300
                              Stock
---------------------------------------------------------------------------------------------------------------------------------
Cadillac Fairview Corp.       common shares     126929207   $  9,987,000      461,845     461,845
                              beneficial
                              interest
---------------------------------------------------------------------------------------------------------------------------------
CenterPoint Properties Trust  Common            151895109   $  7,200,000      217,760     217,760
                              Stock
---------------------------------------------------------------------------------------------------------------------------------
CenterTrust Inc.              Common            152038105   $ 11,731,000    1,054,448   1,054,448
                              Stock
---------------------------------------------------------------------------------------------------------------------------------
Charles E. Smith              Common             83219710   $    697,000       20,400      20,400
Residential Realty Inc.       Stock
---------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                    Subtotal   $129,530,000
---------------------------------------------------------------------------------------------------------------------------------


                                                     ----------------------------
                                                         (SEC USE ONLY)

---------------------------------------------------------------------------------
                                                              Item 8:
                                      Item 7:         Voting Authority (Shares)
                                                     ----------------------------
                                     Managers
                                    See Instr. V     (a) Sole    (b) Shared    (c) None
----------------------------------------------------------------------------------------
AMB Property Corp                                    379,955                     3,694
----------------------------------------------------------------------------------------
Amli Residential
Propeties, Inc.                                       91,700
----------------------------------------------------------------------------------------
Apartment Investment &
Management Company                                   537,706                     3,934
----------------------------------------------------------------------------------------

Archstone Communities Trust                        1,253,113                     9,201
----------------------------------------------------------------------------------------

Arden Realty                                         861,355                     6,421
----------------------------------------------------------------------------------------
Bedford Property                                   1,457,979                    11,157
Investor
----------------------------------------------------------------------------------------

BRE Properties                                        15,800
----------------------------------------------------------------------------------------

Burnham Pacific                                       15,300
----------------------------------------------------------------------------------------

Cadillac Fairview Corp.                              457,232                     4,613
----------------------------------------------------------------------------------------

CenterPoint Properties Trust                         215,801                     1,959
----------------------------------------------------------------------------------------

CenterTrust Inc.                                   1,049,248                     5,200
----------------------------------------------------------------------------------------
Charles E. Smith                                      20,400
Residential Realty Inc.
----------------------------------------------------------------------------------------

COLUMN TOTALS
----------------------------------------------------------------------------------------

                                   FORM 13F
Page 2 of 5    Name of Reporting Manager: Heitman/PRA Securities Advisors LLC
                                          -----------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             Item 6:
                                              4                                  Item 5:               Investment Discretion
     Item 1:                 Item 2:           Item 3:         Item 4:          Shares of       -----------------------------------
  Name of Issuer         Title of Class         CUSIP            Fair           Principal                    (b) Shared-      (c)
                                                Number          Market           Amount         (a) Sole     As Defined     Shared-
                                                                 Value                                       in Instra. V    Other
------------------------------------------------------------------------------------------------------------------------------------
 Chelsea GCA Realty, Inc.    Common            163262108     $ 17,456,000        551,967        551,967
                             Stock
------------------------------------------------------------------------------------------------------------------------------------
 Developers Diversified      Common            251591103     $ 10,992,000        785,156        785,156
 Realty Corp.                Stock
------------------------------------------------------------------------------------------------------------------------------------
 Duke-Weeks Realty           Common            264411505     $ 17,827,000        914,222        914,222
 Corporation                 Stock
------------------------------------------------------------------------------------------------------------------------------------
 EastGroup Properties        Common            277276101     $ 11,924,000        657,893        657,893
                             Stock
------------------------------------------------------------------------------------------------------------------------------------
 Equity Office Properties    common shares     294741103     $ 30,726,000      1,321,532      1,321,532
                             beneficial
                             interest
------------------------------------------------------------------------------------------------------------------------------------
 Equity Residential          common shares     29476L107     $ 36,285,000        856,272        856,272
 Properties Trust            beneficial
                             interest
------------------------------------------------------------------------------------------------------------------------------------
 Essex Property Trust,       Common            297178105     $ 27,477,000        786,474        786,474
 Inc.                        Stock
------------------------------------------------------------------------------------------------------------------------------------
 Excel Legacy Corp.          Common            300665106     $ 11,401,000      2,722,689      2,722,689
                             Stock
------------------------------------------------------------------------------------------------------------------------------------
 Franchise Finance Corp of   Common            351807102     $ 16,036,000        686,025        686,025
 America                     Stock
------------------------------------------------------------------------------------------------------------------------------------
 General Growth Properties   Common            370021107     $  6,099,000        193,629        193,629
                             Stock
------------------------------------------------------------------------------------------------------------------------------------
 Home Properties of New      Common            437306103     $ 11,144,000        417,576        417,576
 York                        Stock
------------------------------------------------------------------------------------------------------------------------------------
 Kilroy Realty               Common            49427F108     $ 24,987,000      1,182,833      1,182,833
                             Stock
------------------------------------------------------------------------------------------------------------------------------------
 COLUMN TOTALS                                 Subtotal      $222,354,000
------------------------------------------------------------------------------------------------------------------------------------

                                                    -------------------------------------------
                                                       (SEC          USE ONLY)

-----------------------------------------------------------------------------------------------
                                   5
                                     Item 7:                          Item 8:
                                    Managers                Voting Authority (Shares)
                                    See Instr.      -------------------------------------------
                                       V            (a) Sole        (b) Shared         (c) None
-----------------------------------------------------------------------------------------------
 Chelsea GCA Realty, Inc.                             547,730                            4,237
-----------------------------------------------------------------------------------------------
 Developers Diversified                               779,654                            5,502
 Realty Corp.
-----------------------------------------------------------------------------------------------
 Duke-Weeks Realty                                    907,422                            6,800
 Corporation
-----------------------------------------------------------------------------------------------
 EastGroup Properties                                 653,207                            4,686
-----------------------------------------------------------------------------------------------
 Equity Office Properties                           1,311,642                            9,890
-----------------------------------------------------------------------------------------------
 Equity Residential                                   850,412                            5,860
 Properties Trust
-----------------------------------------------------------------------------------------------
 Essex Property Trust,                                780,468                            6,006
 Inc.
-----------------------------------------------------------------------------------------------
 Excel Legacy Corp.                                 2,707,466                           15,223
-----------------------------------------------------------------------------------------------
 Franchise Finance Corp of                            680,915                            5,110
 America
-----------------------------------------------------------------------------------------------
 General Growth Properties                            192,020                            1,609
-----------------------------------------------------------------------------------------------
 Home Properties of New                               413,308                            4,268
 York
-----------------------------------------------------------------------------------------------
 Kilroy Realty                                      1,174,330                            8,503
-----------------------------------------------------------------------------------------------
 COLUMN TOTALS
-----------------------------------------------------------------------------------------------

                                   FORM 13F

Page 3 of 5    Name of Reporting Manager: Heitman/PRA Securities Advisors LLC
                                          -----------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           Item 6:
                                                4                              Item 5:              Investment  Discretion
        Item 1:                   Item 2:         Item 3:       Item 4:       Shares of     ---------------------------------------
    Name of Issuer             Title of Class      CUSIP      Fair Market     Principal                    (b) Shared-       (c)
                                                  Number         Value         Amount        (a) Sole      As Defined      Shared-
                                                                                                           in Instr. V      Other
-----------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corporation          Common         49446R109    $ 14,803,000     414,074        414,074
                                  Stock
-----------------------------------------------------------------------------------------------------------------------------------
Lexford Residential Trust         Common         528933104    $    165,000       8,400          8,400
                                  Stock
-----------------------------------------------------------------------------------------------------------------------------------
Mack-Cali Realty Corp.            Common         554489104    $ 25,971,000     968,632        968,632
                                  Stock
-----------------------------------------------------------------------------------------------------------------------------------
Manufactured Home                 Common          56468210    $  5,314,000     227,342        227,342
Communities, Inc.                 Stock
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Gulf Properties, Inc.     Common         694396102    $  1,794,000      90,000         90,000
                                  Stock
-----------------------------------------------------------------------------------------------------------------------------------
Pan Pacific Realty                Common         69806L104    $    536,000      31,400         31,400
                                  Stock
-----------------------------------------------------------------------------------------------------------------------------------
Parkway Properties Inc.           Common         70159Q104    $ 14,344,000     444,787        444,787
                                  Stock
-----------------------------------------------------------------------------------------------------------------------------------
Philips International Realty      Common         718333107    $ 15,575,000     988,878        988,878
                                  Stock
-----------------------------------------------------------------------------------------------------------------------------------
Prentiss Properties Trust         common shares  740706106    $  9,610,000     433,123        433,123
                                  beneficial
                                  interest
-----------------------------------------------------------------------------------------------------------------------------------
Prologis Trust                    Common         743410102    $ 24,940,000   1,321,332      1,321,332
                                  Stock
-----------------------------------------------------------------------------------------------------------------------------------
Public Storage, Inc.              Common         74460D109    $ 27,023,000   1,072,857      1,072,857
                                  Stock
-----------------------------------------------------------------------------------------------------------------------------------
PS Business Parks Inc./CA         Common         69360J107    $  6,824,000     262,461        262,461
                                  Stock
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                    Subtotal     $146,899,000
-----------------------------------------------------------------------------------------------------------------------------------

                                                   --------------------------------------------
                                                   (SEC USE ONLY)

-----------------------------------------------------------------------------------------------
                                 5                                    Item 8:
         Item: 1                   Item 7:                    Voting Authority (Shares)
      Name of Issuer               Managers        --------------------------------------------
                                 See Instr. V       (a) Sole         (b) Shared       (c) None
-----------------------------------------------------------------------------------------------
Kimco Realty Corporation                             411,069                              3,005
-----------------------------------------------------------------------------------------------
Lexford Residential Trust                              8,400
-----------------------------------------------------------------------------------------------
Mack-Cali Realty Corp.                               961,476                              7,156
-----------------------------------------------------------------------------------------------
Manufactured Home                                    225,114                              2,228
Communities, Inc.
-----------------------------------------------------------------------------------------------
Pacific Gulf Properties, Inc.                         90,000
-----------------------------------------------------------------------------------------------
Pan Pacific Realty                                    31,400
-----------------------------------------------------------------------------------------------
Parkway Properties Inc.                              441,377                              3,410
-----------------------------------------------------------------------------------------------
Philips International Realty                         980,966                              7,912
-----------------------------------------------------------------------------------------------
Prentiss Properties Trust                            429,383                              3,740
-----------------------------------------------------------------------------------------------
Prologis Trust                                     1,311,199                             10,133
-----------------------------------------------------------------------------------------------
Public Storage, Inc.                               1,064,818                              8,039
-----------------------------------------------------------------------------------------------
PS Business Parks Inc./CA                            259,965                              2,496
-----------------------------------------------------------------------------------------------
COLUMN TOTALS
-----------------------------------------------------------------------------------------------


                                                             FORM 13F

Page 4 of 5                                 Name of Reporting Manager: Heitman/PRA Securities Advisors LLC
-------------------------------------------------------------------------------------------------------------------------------
                                               4                           Item 5:          Item 6:
   Item 1:                      Item 2:       Item 3:       Item 4:       Shares of       Investment
Name of Issuer              Title of Class    CUSIP       Fair Market     Principal       Discretion
                                              Number         Value          Amount     ----------------------------------------
                                                                                           (a) Sole       (b) Shared-     (c)
                                                                                                          As Defined    Shared-
                                                                                                          in Instr. V    Other
-------------------------------------------------------------------------------------------------------------------------------
Reckson Associates Realty         Common        75621K304     $31,006,000    1,417,426      1,417,426
                                  Stock
-------------------------------------------------------------------------------------------------------------------------------
Regency Realty Corp.              Common        758939102     $15,272,000      727,230        727,230
                                  Stock
-------------------------------------------------------------------------------------------------------------------------------
Security Capital Group, Inc.      Common        81413P204     $31,230,000    2,126,321      2,126,321
                                  Stock
-------------------------------------------------------------------------------------------------------------------------------
Sovran Self Storage, Inc.         Common        84610H108     $ 9,615,000      422,637        422,637
                                  Stock
-------------------------------------------------------------------------------------------------------------------------------
Storage USA, Inc.                 Common        861907103     $   699,000       25,400         25,400
                                  Stock
-------------------------------------------------------------------------------------------------------------------------------
Sun Communities, Inc.             Common        86667410      $ 5,253,000      158,896        158,896
                                  Stock
-------------------------------------------------------------------------------------------------------------------------------
Taubman Centers, Inc.             Common        87666410      $ 4,230,000      367,855        367,855
                                  Stock
-------------------------------------------------------------------------------------------------------------------------------
Trizec Hahn Corporation           Common       896938107      $26,727,000    1,411,346      1,411,346
                                  Stock

-------------------------------------------------------------------------------------------------------------------------------
US Restaurant Properties          Common       902971100      $ 8,022,000      422,192        422,192
                                  Stock
-------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust              Common       929042109      $ 3,248,000       99,924         99,924
                                  Stock
-------------------------------------------------------------------------------------------------------------------------------
Walden Residential Properties     Common       931210108      $15,384,000      705,272        705,272
                                  Stock
-------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                   Subtotal     $150,686,000

                                                             (SEC USE ONLY)
--------------------------------------------------------------------------------------------------

   Item 1:                         Item 7: Managers                     Item 8:
Name of Issuer                      See Instr. V                 Voting Authority (Shares)
--------------------------------------------------------------------------------------------------
                                                          (a) Sole     (b) Shared      (c) None
--------------------------------------------------------------------------------------------------
Reckson Associates Realty                                 1,405,514                      11,912

--------------------------------------------------------------------------------------------------
Regency Realty Corp.                                        722,091                       5,139

--------------------------------------------------------------------------------------------------
Security Capital Group, Inc.                              2,110,495                      15,826

--------------------------------------------------------------------------------------------------
Sovran Self Storage, Inc.                                   418,605                       4,032

--------------------------------------------------------------------------------------------------
Storage USA, Inc.                                            25,400

--------------------------------------------------------------------------------------------------
Sun Communities, Inc.                                       157,350                       1,546

--------------------------------------------------------------------------------------------------
Taubman Centers, Inc.                                       363,392                       4,463

--------------------------------------------------------------------------------------------------
Trizec Hahn Corporation                                   1,400,760                      10,586

--------------------------------------------------------------------------------------------------
US Restaurant Properties                                    419,186                       3,006

--------------------------------------------------------------------------------------------------
Vornado Realty Trust                                         99,924

--------------------------------------------------------------------------------------------------
Walden Residential Properties                               700,392                       4,880

--------------------------------------------------------------------------------------------------

COLUMN TOTALS


                                                                                  FORM 13F
     Page 5 of 5                                                Name of Reporting Manager: Heitman/PRA Securities Advisors LLC

------------------------------------------------------------------------------------------------------------------------------------
                                                  4                                                        Item 6:
              Item 1:                Item 2:        Item 3:        Item 4:        Item 5:           Investment Discretion
                                                                                              --------------------------------------
          Name of Issuer           Title of Class    CUSIP       Fair Market     Shares of                (b) Shared
                                                    Number          Value        Principal    (a)  Sole   As Defined    (c) Shared-
                                                                                  Amount                  in Instr. V       Other
------------------------------------------------------------------------------------------------------------------------------------
Apartment Investment & Mgmt Co.   Cumulative       03748R200     $  220,000       10,500          10,500
Series C                          Preferred Stock
------------------------------------------------------------------------------------------------------------------------------------
Carr America 8.57% Series B       Redeemable       144418209     $1,675,000       87,000          87,000
                                  Preferred Stock
------------------------------------------------------------------------------------------------------------------------------------
                                  Cumulative
Equity Residential                Redeemable       29476L792     $1,410,000       65,600          65,600
Properties 7.625% Series L        Preferred Stock
------------------------------------------------------------------------------------------------------------------------------------
                                  Cumulative
Health Care Property              Redeemable       421915307     $1,386,000       65,400          65,400
7.875% Series A                   Preferred Stock
------------------------------------------------------------------------------------------------------------------------------------
                                  Cumulative
Highwoods Properties              Redeemable       431284306     $1,906,000      103,400         103,400
8% Perpetual Pfd. Series C        Preferred Stock
------------------------------------------------------------------------------------------------------------------------------------
                                  Cumulative
Prologis Trust 8.54% Series C     preferred shares 743410409     $2,175,000       52,870          52,870
                                  of beneficial
                                  interest
------------------------------------------------------------------------------------------------------------------------------------
                                  Cumulative
Prologis Trust 7.92% Series D     preferred shares 743410508     $3,509,000      171,700         171,700
                                  of beneficial
                                  interest
------------------------------------------------------------------------------------------------------------------------------------
                                  Cumulative
Taubman Centers, Inc.             Reedemable       876664202     $8,941,000      467,500         467,500
8.3% Series A                     Preferred Stock
------------------------------------------------------------------------------------------------------------------------------------
                                  Cumulative
Vornado Realty Trust              Preferred shares 929042208     $19,395,000     414,863         414,863
6.5% Series A                     of beneficial
                                  interest
------------------------------------------------------------------------------------------------------------------------------------

                                                   Subtotal      $ 40,617,000

         COLUMN TOTALS            Total of pages 1-5             $690,086,000
------------------------------------------------------------------------------------------------------------------------------------

                                                     ----------------------------
                                                         (SEC USE ONLY)

---------------------------------------------------------------------------------
                                    5                         Item 8:
                                      Item 7:         Voting Authority (Shares)
                                                     ----------------------------
                                     Managers
                                    See Instr. V     (a) Sole (b) Shared (c) None
---------------------------------------------------------------------------------
Apartment Investment & Mgmt Co.                        10,500
Series C
------------------------------------------------------------------------------------------------------------------------------------
Carr America 8.57% Series B                            87,000

------------------------------------------------------------------------------------------------------------------------------------
Equity Residential                                     65,600
Properties 7.625% Series L
------------------------------------------------------------------------------------------------------------------------------------
Health Care Property                                   65,400
7.875% Series A
------------------------------------------------------------------------------------------------------------------------------------
Highwoods Properties                                  103,400
8% Perpetual Pfd. Series C
------------------------------------------------------------------------------------------------------------------------------------
Prologis Trust 8.54% Series C                          52,870

------------------------------------------------------------------------------------------------------------------------------------
Prologis Trust 7.92% Series D                         171,700

------------------------------------------------------------------------------------------------------------------------------------
Taubman Centers, Inc.                                 467,500
8.3% Series A
------------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust                                  410,982         3,881
6.5% Series A
------------------------------------------------------------------------------------------------------------------------------------

         COLUMN TOTALS
------------------------------------------------------------------------------------------------------------------------------------

13F Assets Under Management
13F
September 30, 1999

                                                          Market
Security                               Cusip               Value           Quantity
-------------------------------------------------------------------------------------
AMB Property Corp                      00163T109          $  8,128,563      383,649
Amli Residential Properties, Inc.      001735109          $  1,925,700       91,700
Apartment Investment & Management Co.  03748R101          $ 20,717,730      541,640
Archstone Communities Trust            039581103          $ 24,930,702    1,262,314
Arden Realty, Inc.                     039793104          $ 18,874,128      867,776
Bedford Property Investor              076446301          $ 24,791,670    1,469,136
BRE Properties                         05564E106          $    378,213       15,800
Burnham Pacific                        12232C108          $    161,606       15,300
Cadillac Fairview Corp.                126929207          $  9,987,398      461,845
CenterPoint Properties Trust           151895109          $  7,199,690      217,760
Center Trust Inc.                      151845104          $ 11,730,734    1,054,448
Charles E. Smith Residential Realty    83219710           $    697,425       20,400
                                           $129,530,000   $129,523,559
Chelsea GCA Realty, Inc.               163262108          $ 17,455,956      551,967
Developers Diversified Realty Corp.    251591103          $ 10,992,184      785,156
Duke-Weeks Realty Corporation          264411505          $ 17,827,329      914,222
EastGroup Properties                   277276101          $ 11,924,311      657,893
Equity Office Properties               294741103          $ 30,725,619    1,321,532
Equity Residential Properties Trust    29476L107          $ 36,284,526      856,272
Essex Property Trust, Inc.             297178105          $ 27,477,435      786,474
Excel Legacy Corp.                     300665106          $ 11,401,260    2,722,689
Franchise Finance Corp of America      351807102          $ 16,035,834      686,025
General Growth Properties              370021107          $  6,099,314      193,629
Home Properties of New York            437306103          $ 11,144,060      417,576
Kilroy Realty                          49427F108          $ 24,987,347    1,182,833
                                           $222,354,000   $222,355,175
Kimco Realty Corporation               49446R109          $ 14,803,146      414,074
Lexford Residential Trust              528933104          $    165,375        8,400
Mack-Cali Realty Corp.                 554489104          $ 25,971,446      968,632
Manufactured Home Communities, Inc.    56468210           $  5,314,119      227,342
Pacific Gulf Properties, Inc.          694396102          $  1,794,375       90,000
Pan Pacific Realty                     69806L104          $    535,763       31,400
Parkway Properties Inc.                70159Q104          $ 14,344,381      444,787
Philips International Realty           718333107          $ 15,574,829      988,878



soleinvs                                             solevote
9/30/99                                              9/30/99


Security                               Quantity      Security                               Quantity
--------------------------------------------------------------------------------------------------------
AMB Property Corp                         383,649   AMB Property Corp                          379,955
Amli Residential Properties, Inc.          91,700   Amli Residential Properties, Inc.           91,700
Apartment Investment & Management Co.     541,640   Apartment Investment & Management Co.      537,706
Archstone Communities Trust             1,262,314   Archstone Communities Trust              1,253,113
Arden Realty, Inc.                        867,776   Arden Realty, Inc.                         861,355
Bedford Property Investor               1,469,136   Bedford Property Investor                1,457,979
BRE Properties                             15,800   BRE Properties                              15,800
Burnham Pacific                            15,300   Burnham Pacific                             15,300
Cadillac Fairview Corp.                   461,845   Cadillac Fairview Corp.                    457,232
CenterPoint Properties Trust              217,760   CenterPoint Properties Trust               215,801
Center Trust Inc.                       1,054,448   Center Trust Inc.                        1,049,248
Charles E. Smith Residential Realty        20,400   Charles E. Smith Residential Realty         20,400

Chelsea GCA Realty, Inc.                  551,967   Chelsea GCA Realty, Inc.                   547,730
Developers Diversified Realty Corp.       785,156   Developers Diversified Realty Corp.        779,654
Duke-Weeks Realty Corporation             914,222   Duke-Weeks Realty Corporation              907,422
EastGroup Properties                      657,893   EastGroup Properties                       653,207
Equity Office Properties                1,321,532   Equity Office Properties                 1,311,642
Equity Residential Properties Trust       856,272   Equity Residential Properties Trust        850,412
Essex Property Trust, Inc.                786,474   Essex Property Trust, Inc.                 780,468
Excel Legacy Corp.                      2,722,689   Excel Legacy Corp.                       2,707,466
Franchise Finance Corp of America         686,025   Franchise Finance Corp of America          680,915
General Growth Properties                 193,629   General Growth Properties                  192,020
Home Properties of New York               417,576   Home Properties of New York                413,308
Kilroy Realty                           1,182,833   Kilroy Realty                            1,174,330

Kimco Realty Corporation                  414,074   Kimco Realty Corporation                   411,069
Lexford Residential Trust                   8,400   Lexford Residential Trust                    8,400
Mack-Cali Realty Corp.                    968,632   Mack-Cali Realty Corp.                     961,476
Manufactured Home Communities, Inc.       227,342   Manufactured Home Communities, Inc.        225,114
Pacific Gulf Properties, Inc.              90,000   Pacific Gulf Properties, Inc.               90,000
Pan Pacific Realty                         31,400   Pan Pacific Realty                          31,400
Parkway Properties Inc.                   444,787   Parkway Properties Inc.                    441,377
Philips International Realty              988,878   Philips International Realty               980,966



novote
9/30/99


Security                                  Quantity
---------------------------------------------------
AMB Property Corp                           3,694

Apartment Investment & Management Co.       3,934
Archstone Communities Trust                 9,201
Arden Realty, Inc.                          6,421
Bedford Property Investor                  11,157


Cadillac Fairview Corp.                     4,613
CenterPoint Properties Trust                1,959
Center Trust Inc.                           5,500


Chelsea GCA Realty, Inc.                    4,237
Developers Diversified Realty Corp.         5,502
Duke-Weeks Realty Corporation               6,800
EastGroup Properties                        4,686
Equity Office Properties                    9,890
Equity Residential Properties Trust         5,860
Essex Property Trust, Inc.                  6,006
Excel Legacy Corp.                         15,223
Franchise Finance Corp of America           5,110
General Growth Properties                   1,609
Home Properties of New York                 4,268
Kilroy Realty                               8,503

Kimco Realty Corporation                    3,005

Mack-Cali Realty Corp.                      7,156
Manufactured Home Communities, Inc.         2,228


Parkway Properties Inc.                     3,410
Philips International Realty                7,912

13F Assets Under Management
13F
September 30, 1999



                                                          Market
Security                               Cusip               Value          Quality
-------------------------------------------------------------------------------------
Prentiss Properties Trust              740706106          $ 9,609,917       433,123
Prologis Trust                         743410102          $24,940,142     1,321,332
Public Storage, Inc.                   74460D109          $27,022,586     1,072,857
PS Business Parks Inc./CA              69360J107          $ 6,823,986       262,461
                                          $146,899,000   $146,900,062
Reckson Associates Realty Corp.        75621K304          $31,006,194     1,417,426
Regency Realty Corp.                   758939102          $15,271,830       727,230
Security Capital Group Series          81413P204          $31,230,340     2,126,321
Sovran Self Storage, Inc.              84610H108          $ 9,614,992       422,637
Storage USA, Inc.                      861907103          $   698,500        25,400
Sun Communities, Inc.                  86667410           $ 5,253,499       158,896
Taubman Centers, Inc.                  87666410           $ 4,230,333       367,855
Trizec Hahn Corporation                896938107          $26,727,365     1,411,346
US Restaurant Properties               902971100          $ 8,021,648       422,192
Vornado Realty Trust                   929042109          $ 3,247,530        99,924
Walden Residential Props.              931210108          $15,383,746       705,272
                                          $150,686,000   $150,685,975
Apartment Investment & Mgmt Co.        03748R200          $   219,844        10,500
Carr America 8.57%                     144418209          $ 1,674,750        87,000
Equity Residential Properties          29476L792          $ 1,410,400        65,600
Health Care Property 7.875% Series A   421915307          $ 1,385,663        65,400
Highwoods Properties 8% Perpetual      431284306          $ 1,906,438       103,400
Prologis Trust 8.54% Series C          743410409          $ 2,175,072        52,870
Prologis Trust 7.92% Series D          743410508          $ 3,509,119       171,700
Taubman Centers, Inc. 8.3% Series A    876664202          $ 8,940,938       467,500
Vornado Realty Trust 6.5% Series A     929042208          $19,394,845       414,863
                                           $40,617,000    $40,617,067

GRAND TOTAL                               $690,086,000      $690,081,837
                                          ------------






soleinvs                                             solevote
9/30/99                                              9/30/99

Security                               Quality       Security                               Quality
--------------------------------------------------------------------------------------------------------
Prentiss Properties Trust                 433,123   Prentiss Properties Trust                  429,383
Prologis Trust                          1,321,332   Prologis Trust                           1,311,199
Public Storage, Inc.                    1,072,857   Public Storage, Inc.                     1,064,818
PS Business Parks Inc./CA                 262,461   PS Business Parks Inc./CA                  259,965

Reckson Associates Realty Corp.         1,417,426   Reckson Associates Realty Corp.          1,405,514
Regency Realty Corp.                      727,230   Regency Realty Corp.                       722,091
Security Capital Group Series           2,126,321   Security Capital Group Series            2,110,495
Sovran Self Storage, Inc.                 422,637   Sovran Self Storage, Inc.                  418,605
Storage USA, Inc.                          25,400   Storage USA, Inc.                           25,400
Sun Communities, Inc.                     158,896   Sun Communities, Inc.                      157,350
Taubman Centers, Inc.                     367,855   Taubman Centers, Inc.                      363,392
Trizec Hahn Corporation                 1,411,346   Trizec Hahn Corporation                  1,400,760
US Restaurant Properties                  422,192   US Restaurant Properties                   419,186
Vornado Realty Trust                       99,924   Vornado Realty Trust                        99,924
Walden Residential Props.                 705,272   Walden Residential Props.                  700,392

Apartment Investment & Mgmt Co.           10,500   Apartment Investment & Mgmt Co.              10,500
Carr America 8.57%                         87,000   Carr America 8.57%                          87,000
Equity Residential Properties              65,600   Equity Residential Properties               65,600
Health Care Property 7.875% Series A       65,400   Health Care Property 7.875% Series A        65,400
Highwoods Properties 8% Perpetual         103,400   Highwoods Properties 8% Perpetual          103,400
Prologis Trust 8.54% Series C              52,870   Prologis Trust 8.54% Series C               52,870
Prologis Trust 7.92% Series D             171,700   Prologis Trust 7.92% Series D              171,700
Taubman Centers, Inc. 8.3% Series A       467,500   Taubman Centers, Inc. 8.3% Series A        467,500
Vornado Realty Trust 6.5% Series A        414,863   Vornado Realty Trust 6.5% Series A         410,982









novote
9/30/99

Security                                   Quality
---------------------------------------------------
Prentiss Properties Trust                   3,740
Prologis Trust                             10,133
Public Storage, Inc.                        8,039
PS Business Parks Inc./CA                   2,496

Reckson Associates Realty Corp.            11,912
Regency Realty Corp.                        5,139
Security Capital Group Series              15,826
Sovran Self Storage, Inc.                   4,032

Sun Communities, Inc.                       1,546
Taubman Centers, Inc.                       4,463
Trizec Hahn Corporation                    10,586
US Restaurant Properties                    3,006

Walden Residential Props.                   4,880









Vornado Realty Trust 6.5% Series A          3,881